Goodwill (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jan. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill		$ 1,567,485		$ 2,494,485
Impairment loss on goodwill	$ 1,567,485	$ 927,000